Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.36%
Advertising–0.72%
Trade Desk, Inc. (The), Class A(b)(c)	1,316,389	$92,752,769

Aerospace & Defense–1.26%
Airbus SE (France)	410,263	60,999,121

TransDigm Group, Inc.	106,529	102,573,578

		163,572,699

Agricultural & Farm Machinery–0.32%
Deere & Co.	111,948	40,794,971

Application Software–6.64%
Adobe, Inc.(b)	555,269	339,274,911

HubSpot, Inc.(b)	211,331	104,382,721

Synopsys, Inc.(b)	364,490	198,001,903

Workday, Inc., Class A(b)(c)	807,160	218,514,355

		860,173,890

Asset Management & Custody Banks–2.75%
Blackstone, Inc., Class A	375,788	42,227,298

KKR & Co., Inc., Class A	4,132,441	313,404,325

		355,631,623

Automobile Manufacturers–0.38%
Tesla, Inc.(b)(c)	203,635	48,888,691

Automotive Retail–1.35%
O’Reilly Automotive, Inc., Class R(b)	177,256	174,132,749

Broadline Retail–8.11%
Amazon.com, Inc.(b)	6,491,851	948,394,512

MercadoLibre, Inc. (Brazil)(b)	62,682	101,573,674

		1,049,968,186

Casinos & Gaming–0.64%
Las Vegas Sands Corp.	1,786,469	82,391,950

Construction Materials–0.77%
Martin Marietta Materials, Inc.	213,840	99,347,926

Consumer Electronics–0.42%
Sony Group Corp. (Japan)	637,100	54,909,051

Consumer Staples Merchandise Retail–0.74%
Costco Wholesale Corp.	162,062	96,060,630

Diversified Support Services–0.63%
Cintas Corp.	146,668	81,144,071

Electrical Components & Equipment–2.19%
Eaton Corp. PLC	483,693	110,132,059

Rockwell Automation, Inc.	218,165	60,091,368

Vertiv Holdings Co.	2,608,779	113,899,291

		284,122,718

Environmental & Facilities Services–0.33%
Republic Services, Inc.	261,721	42,356,927

Financial Exchanges & Data–2.27%
S&P Global, Inc.	707,053	294,013,849

	Shares	Value

Food Distributors–0.63%
US Foods Holding Corp.(b)	1,848,681	$81,027,688

Health Care Distributors–1.72%
McKesson Corp.	472,585	222,379,598

Health Care Equipment–2.71%
Intuitive Surgical, Inc.(b)	785,065	244,029,604

Stryker Corp.(c)	360,917	106,950,535

		350,980,139

Health Care Technology–1.10%
Veeva Systems, Inc., Class A(b)	818,842	142,732,349

Home Improvement Retail–0.61%
Lowe’s Cos., Inc.(c)	397,787	79,091,989

Hotels, Resorts & Cruise Lines–1.14%
Booking Holdings, Inc.(b)	47,020	146,970,414

Industrial Machinery & Supplies & Components–0.80%
Parker-Hannifin Corp.	240,343	104,111,781

Integrated Oil & Gas–0.96%
Suncor Energy, Inc. (Canada)	3,773,691	124,494,066

Interactive Home Entertainment–1.56%
Nintendo Co. Ltd. (Japan)	1,412,800	65,876,341

Take-Two Interactive Software, Inc.(b)	857,082	135,590,372

		201,466,713

Interactive Media & Services–9.95%
Alphabet, Inc., Class A(b)	5,864,330	777,199,655

Meta Platforms, Inc., Class A(b)	1,559,841	510,301,983

		1,287,501,638

Internet Services & Infrastructure–1.17%
MongoDB, Inc.(b)	364,830	151,674,424

Managed Health Care–1.02%
UnitedHealth Group, Inc.	239,187	132,263,235

Movies & Entertainment–1.95%
Netflix, Inc.(b)	532,050	252,175,738

Oil & Gas Equipment & Services–0.52%
Schlumberger N.V.	1,296,499	67,469,808

Oil & Gas Exploration & Production–0.25%
Hess Corp.	232,264	32,647,028

Passenger Ground Transportation–1.40%
Uber Technologies, Inc.(b)	3,220,977	181,598,683

Pharmaceuticals–2.50%
Eli Lilly and Co.	547,873	323,814,858

Semiconductor Materials & Equipment–0.24%
ASML Holding N.V., New York Shares (Netherlands)(c)	45,762	31,290,225

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Semiconductors–11.01%
Advanced Micro Devices, Inc.(b)	1,530,042	$185,379,889

Broadcom, Inc.	247,410	229,034,859

Monolithic Power Systems, Inc.	198,701	109,031,213

NVIDIA Corp.	1,927,588	901,532,907

		1,424,978,868

Soft Drinks & Non-alcoholic Beverages–1.17%
Monster Beverage Corp.(b)(c)	2,751,798	151,761,660

Systems Software–15.12%
Microsoft Corp.	4,080,188	1,546,024,035

Palo Alto Networks, Inc.(b)(c)	529,433	156,230,384

ServiceNow, Inc.(b)(c)	372,371	255,349,690

		1,957,604,109

Technology Hardware, Storage & Peripherals–6.10%
Apple, Inc.	4,157,938	789,800,323

Trading Companies & Distributors–1.17%
Fastenal Co.	1,044,274	62,625,112

United Rentals, Inc.(c)	187,746	89,370,851

		151,995,963

Transaction & Payment Processing Services–5.04%
Visa, Inc., Class A(c)	2,539,556	651,853,234

Total Common Stocks & Other Equity Interests (Cost $6,817,187,084)		12,861,947,231

Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(e)	30,580,557	30,580,557

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(e)	21,830,616	$21,841,531

Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(e)	34,949,207	34,949,207

Total Money Market Funds (Cost $87,364,772)		87,371,295

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $6,904,551,856)		12,949,318,526

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.91%
Invesco Private Government Fund, 5.32%(d)(e)(f)	214,101,973	214,101,973

Invesco Private Prime Fund, 5.55%(d)(e)(f)	550,200,168	550,420,248

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $764,383,942)		764,522,221

TOTAL INVESTMENTS IN SECURITIES–105.94% (Cost $7,668,935,798)		13,713,840,747

OTHER ASSETS LESS LIABILITIES–(5.94)%		(769,110,640)

NET ASSETS–100.00%		$12,944,730,107

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$16,193,539	$110,484,315	$(96,097,297)	$-	$-	$30,580,557	$353,205

Invesco Liquid Assets Portfolio, Institutional Class	11,559,894	78,917,368	(68,640,927)	6,402	(1,206)	21,841,531	256,378

Invesco Treasury Portfolio, Institutional Class	18,506,902	126,267,788	(109,825,483)	-	-	34,949,207	398,899

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	203,220,752	238,409,278	(227,528,057)	-	-	214,101,973	2,613,548*

Invesco Private Prime Fund	522,567,644	533,199,385	(505,552,406)	110,787	94,838	550,420,248	7,077,125*

Total	$772,048,731	$1,087,278,134	$(1,007,644,170)	$117,189	$93,632	$851,893,516	$10,699,155

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$12,680,162,718	$181,784,513	$–	$12,861,947,231

Money Market Funds	87,371,295	764,522,221	–	851,893,516

Total Investments	$12,767,534,013	$946,306,734	$–	$13,713,840,747

Invesco American Franchise Fund